Supplement dated September 16, 2010
to the Institutional Class Prospectus
for Principal Funds, Inc.
dated March 1, 2010

(as supplemented on March 1, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

REAL ESTATE SECURITIES FUND
Make the following changes to the Management Sub-Advisor(s) and Portfolio Manager(s) on page 6 in the fund summary:
In the section for Principal Real Estate Investors, LLC, add the following:
. Matt Richmond (since 2010), Portfolio Manager